Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Cheniere Corpus Christi Holdings, LLC
Entity Central Index Key	0001693317
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Document Period End Date	Sep. 30, 2017
Amendment Flag	false